Brighthouse Wellington Balanced Portfolio Investment Strategy - Brighthouse Wellington Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in (1) U.S. and foreign debt securities and (2) equity securities of U.S. companies and, to a lesser extent, of foreign companies. The amount of assets invested in fixed income securities and equity securities will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations. Under normal circumstances, the Portfolio invests approximately 40% of its assets in fixed income securities and approximately 60% in equity securities. The fixed income portion of the Portfolio invests primarily in U.S. and foreign investment grade debt securities denominated in U.S. dollars such as government bonds, corporate bonds, mortgage-backed securities and asset-backed securities. In addition, opportunistic investments may be established in higher-risk/higher-return segments of the global bond market. These segments may include allocating up to 20% of the fixed income portfolio to non-U.S. dollar denominated issues and currencies, and allocating up to 20% of the fixed income portfolio to debt obligations rated below investment grade (also known as “junk bonds”). Additional Portfolio assets will not be allocated to these segments when the combination of these two allocations, plus any bank loans, combine to exceed 30% of Portfolio assets allocated to fixed income securities. The fixed income portion of the Portfolio is managed according to a disciplined investment process that combines the best aspects of both team-based strategy development and individual portfolio manager flexibility. The team sets interest rate duration and sector allocation strategy guidelines. Once the team has established the guidelines, the fixed income portfolio managers turn to Wellington Management’s in-house fixed income credit analysts for their bottom-up analysis and security recommendations. The fixed income portfolio managers then consider analyst recommendations in making final buy and sell decisions. Risk is monitored by Wellington Management throughout the investment process and managed at the security, sector, and portfolio levels. The fixed income portion of the Portfolio also may utilize derivatives such as futures, including credit default index futures, options, forwards, or swaps, including credit default swaps, and may invest in mortgage dollar rolls. The fixed income portion’s average duration ranges between +/- 1.5 years of the average duration of the Bloomberg U.S. Aggregate Bond Index. The equity portion of the Portfolio invests primarily in equity securities of U.S. companies and, to a lesser extent, of foreign companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants. The Portfolio may also invest in forward commitments, when-issued and delayed delivery securities and securities issued pursuant to Rule 144A under the Securities Act of 1933. In managing the equity portion of the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. The Portfolio may, from time to time, emphasize one or more sectors. Wellington Management may invest up to 15% of the Portfolio’s total net assets allocated to equity securities in securities of foreign issuers and non-dollar denominated securities. In analyzing a prospective investment for the equity portion of the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.